Short-term trade and other receivables abaut other receivables-Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	€ 522	€ 70
Balance sheet relating to factoring agreements				€ 11
Long term loans in associates [Member]
Disclosure of short term trade and other receivables [Line Items]
Subordinated loan granted per share holders nominal amount AGS | £			£ 195
Long term loans in associates [Member] | AGS airports holdings limited [Member]
Disclosure of short term trade and other receivables [Line Items]
Subordinated loan granted per share holders nominal amount AGS				€ 235
Trade receivables for sales and services [Member]
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	248	51
Trade receivables for sales and services [Member] | UNITED STATES
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	67
Trade receivables for sales and services [Member] | SPAIN
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	68
Trade receivables for sales and services [Member] | CANADA
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	95
Trade receivables for sales and services [Member] | Construction division [Member]
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	228
Other receivables [Member]
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	274	20
Other receivables [Member] | Advance payments to suppliers member [Member]
Disclosure of short term trade and other receivables [Line Items]
Increase decrease in trade and other current receivables other	€ 13	€ 6